U.S. Securities and Exchange Commission
                    Washington D.C. 20549
                         Form 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


1.   Smith Breeden Trust
     100 Europa Dr., Chapel Hill, NC 27514

2.   Equity Plus Fund

3.   Investment Company Act File No: 811-6520
     Securities Act File No:  33-44909

4. The fiscal year for which this notice is filed is the year ended March 31, 1997

5.   Not applicable.

6.   Not applicable.

7. There were no securities of the same class or series of the Fund which had been registered under the Securities
Act of 1933 other than pursuant to Rule 24f-2 in a prior year but which remained unsold at the beginning of the year.

8. The number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2 was: NONE


9. The number and aggregate sales price of securities sold during such fiscal year was: 789,017 shares or $9,970,571.

10. The number and aggregate sales price of securities of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was: 789,017 or $9,970,571

11. The number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans are included in item 9.

12.  Calculation of filing fee pursuant to Rule 24f-2(c):

(i)  Aggregate sales prices of securities sold pursuant
to Rule 24f-2 during the fiscal year from Item 10:
$9,970,571

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans: Included in (i)

(iii)  Aggregate price of securities redeemed or repurchased during fiscal year:  $1,292,755

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2: None

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2: $8,677,816

(vi) Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation: 1/33 of 1%

(vii)  Fee due: $2629.64

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's
Rules of Informal and Other Procedures:  {x}

Date of mailing or wire transfer: May 28, 1997


                    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By:  Marianthe S. Mewkill s/
     Vice President and Treasurer
     May 29, 1997